SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]
Notes and other explanatory information [abstract]
Consumables and materials	$ 16,120	$ 18,527
Energy	3,219	4,502
Insurance	3,796	3,236
Mining and plant maintenance costs	85,272	90,851
Ore and concentrate purchase costs	56,166	46,610
Other costs	(672)	895
Production Costs	163,901	164,621
Transportation and other selling costs	23,698	23,551
Mining royalties expense	10,246	11,713
Finished goods inventory changes	1,648	6,170
Cost of sales	$ 199,493	$ 206,055

[1]	Mine royalty expense relates to the mining royalty due to the Bolivian government as a result of mining operations at the Sinchi Wayra and Illapa businesses.